LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of right of use assets
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226
Additions/updates	496,236	206,847	101,124		9,702	813,909
Depreciation (1)	(386,436)	(134,587)	(59,448)	(124,890)	(2,346)	(707,707)
Write-offs (2)	(12,658)				(6,139)	(18,797)
Balances at December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631
Additions/updates	506,373	157,542	41,235		39,076	744,226
Depreciation (1)	(408,000)	(167,312)	(54,275)	(124,890)	(2,587)	(757,064)
Write-offs (2)	(3,102)					(3,102)
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.

Schedule of present value of lease liabilities
The balance of lease payables on December 31, 2024, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.27	October/2052	3,951,880
Machinery and equipment	11.19	April/2035	273,019
Buildings	10.75	May/2031	117,387
Ships and boats	11.25	February/2039	2,626,083
Vehicles	11.10	November/2028	4,546
			6,972,915
(i)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(ii)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Summary of changes in lease liabilities
The balances rolled-forward are set out below:

	12/31/2024	12/31/2023
Opening balance	6,243,782	6,182,530
Additions	744,226	813,909
Write-offs (2)	(3,102)	(18,797)
Payments	(1,325,398)	(1,218,399)
Accrual of financial charges (1)	700,283	664,651
Exchange rate variations	613,124	(180,112)
Closing balance	6,972,915	6,243,782

Current	872,228	753,399
Non-current	6,100,687	5,490,383
(1)On December 31, 2024, the amount of R$249,135 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$223,055 as of December 31, 2023).
(2)Write-off due to cancellation of contracts.

Schedule of expenses recognised in profit or loss	The amounts recognized are set out below:

	12/31/2024	12/31/2023
Expenses relating to short-term assets	6,477	8,005
Expenses relating to low-value assets	4,083	2,611
	10,560	10,616